INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

13     INVENTORIES

	December 31,	December 31,
	2021	2020
		(Restated)
Raw materials	5,628,872	7,450,822
Work-in-progress	8,732,604	7,290,838
Finished goods	4,310,607	4,835,098
Spare parts	645,564	789,136
Packaging materials and others	26,353	25,709
	19,344,000	20,391,603

Less: provision for impairment of inventories	(666,125)	(529,827)
	18,677,875	19,861,776

Movements in the provision for impairment of inventories are as follows:

	December 31,	December 31,
	2021	2020
As of January 1	529,827	560,066
Provision for impairment of inventories	471,162	1,492,153
Reversal arising from increase in net realizable value	(14,624)	(170,766)
Written off upon sales of inventories	(320,240)	(1,351,626)

As of December 31	666,125	529,827

As of December 31, 2021 and 2020, the Group had no pledged inventories for bank and other borrowings.